Subsequent Events (Details) - USD ($)					1 Months Ended		6 Months Ended
	Oct. 12, 2023	Jul. 14, 2023	Mar. 08, 2023	Feb. 11, 2022	Jul. 18, 2022	Feb. 28, 2022	Jan. 19, 2023	Sep. 19, 2022	Aug. 18, 2022	Jun. 30, 2022	Mar. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Borrowing amount									$ 33,000
Non refundable deposit			$ 5,420,000
Due date			Oct. 31, 2023
CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Deposited trust account										$ 174,483,243		$ 174,230,428
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Promissory note amount		$ 5,000,000
Original issue discount		2.50%
Bears interest		15.00%
Matures date		September 9, 2026
Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Borrowing amount											$ 267,000
Promissory note											$ 267,000
Trust account					$ 100,000
Loan amount					$ 450,000
Stockholder description					In connection with a stockholders’ vote at the Meeting on July 18, 2022, 15,466,711 shares of the Company’s Common Stock were tendered for redemption, resulting in a $156,533,843 reduction in the Trust Account balance. After the redemptions, the Trust Account balance was $18,048,122.
Forecast [Member]
Subsequent Events (Details) [Line Items]
Promissory note fee	$ 125,000
Forecast [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Trust account							$ 100,000
Deposited trust account								$ 100,000
CleanTech Investments LLC [Member] | Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount					$ 150,000
CleanTech Sponsor I LLC [Member] | Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount					$ 300,000
Business Combination [Member] | A Capital Markets Advisor [Member] | Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Potential business combination				$ 350,000
Business Combination [Member] | B Capital Markets Advisor [Member] | Subsequent Event [Member] | CleanTech Acquisition Corp [Member]
Subsequent Events (Details) [Line Items]
Potential business combination						$ 350,000